Lease obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)
Disclosure of leases [Abstract]
Expense relating to variable lease payments not included in measurement of lease liabilities	$ 80,800	$ 85,700
Expense relating to short-term leases for which recognition exemption has been used	200	300
Potential future lease payments not included in lease liabilities (undiscounted)	52,552	53,400
Lease not yet commenced, amount	$ 392,000	$ 550,800
Lease not yet commenced, number of additions | vessel	6
Lease not yet commenced, term	15 years